Quarterly Results (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Total revenues	$ 90,878	$ 95,835	$ 94,664	$ 100,235	$ 94,469	$ 95,440	$ 96,287	$ 88,718	$ 381,612		$ 374,914		$ 362,406
Net loss attributable to stockholders	$ (20,726)	$ (10,500)	$ (22,811)	$ (24,744)	$ (48,133)	$ (28,789)	$ (6,054)	$ (5,111)
Basic and diluted weighted average shares outstanding (in shares)	94,821,653	94,796,190	94,479,156	94,458,620	94,592,579	94,419,591	94,276,398	95,417,626	94,639,833	[1]	94,433,640	[1]	93,593,719	[1]
Basic and diluted net loss per share (in usd per share)	$ (0.22)	$ (0.11)	$ (0.24)	$ (0.26)	$ (0.51)	$ (0.30)	$ (0.06)	$ (0.05)	$ (0.83)	[1]	$ (0.93)	[1]	$ (0.56)	[1]
Business Acquisition [Line Items]
Impairment charges									$ 36,446		$ 55,969		$ 20,655
Assets held for use
Business Acquisition [Line Items]
Impairment charges	$ 3,600				$ 33,300				$ 16,876		$ 33,335		$ 2,400

[1]	Retroactively adjusted for the effects of the Stock Dividends (see Note 1 ).